Intangible assets - Possible changes of key assumptions (Details) - CGU Technology Solution - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Revenue growth rate decrease	5.00%	5.00%
Profit margin decrease	1.00%
Long term growth rate decrease	1.00%	1.00%
Pre-tax discount rate increase	1.00%	1.00%
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	¥ 781,499	¥ 3,191,952
Revenue growth rate
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	373,790	1,325,839
Profit Margin
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	459,556	2,532,835
Long term growth rate.
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	669,058	2,741,710
Pre-tax discount rate
Intangible assets
Recoverable amount of the CGU exceeding its carrying amount Recoverable amount of the CGU exceeding its carrying amount	¥ 616,950	¥ 2,594,933